Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements Line Items
Loss allowance for the expected credit losses	€ 105	€ 182
Loss allowance recognized in profit and loss	€ 78	€ 106
Germany's largest private bank
Statements Line Items
Concentration of risk	13.00%
German Landesbank
Statements Line Items
Concentration of risk	71.00%